CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Accrued expenses and other current liabilities	$ 23,982	¥ 166,955		¥ 201,240
Taxes payable	3,111	21,661		16,917
Other non-current liabilities	$ 229	¥ 1,595		¥ 853
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000		1,500,000,000
Ordinary shares, issued (in shares)	313,857,894	313,857,894		305,917,524
Ordinary shares, outstanding (in shares)	312,051,174	312,051,174		305,917,524
VIEs
Accrued expenses and other current liabilities | ¥		¥ 86,043		¥ 106,974
Taxes payable | ¥		14,123		14,224
Other non-current liabilities | ¥		¥ 247		¥ 235
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	1,000,000,000	1,000,000,000		1,000,000,000
Ordinary shares, issued (in shares)	90,744,233	90,744,233
Ordinary shares, outstanding (in shares)	88,937,513	88,937,513
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	350,000,000	350,000,000		350,000,000
Ordinary shares, issued (in shares)	223,113,661	223,113,661
Ordinary shares, outstanding (in shares)	223,113,661	223,113,661
Ordinary shares to be designated
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	150,000,000	150,000,000		150,000,000